Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information (Unaudited)
Interest income	$ 15,498	$ 15,958	$ 15,721	$ 15,808	$ 15,946	$ 15,925	$ 16,184	$ 15,915	$ 62,985	$ 63,970	$ 57,779
Interest expense	1,942	2,116	2,382	3,282	3,355	3,564	4,027	4,286	9,722	15,232	13,186
Net interest income	13,556	13,842	13,339	12,526	12,591	12,361	12,157	11,629	53,263	48,738	44,593
Provision for loan losses	400	1,200	900	3,300	300	450	250	150	5,800	1,150	1,475
Noninterest income	4,693	5,075	2,633	2,248	2,301	2,424	2,121	2,091	14,649	8,937	9,341
Investment gains (losses), net	43	12	7	(1)	(1)	(40)		1	61	(40)	255
Gain (Loss) on Branch Sale						109		2,074		2,183
Noninterest expense	11,586	11,616	11,047	10,448	9,582	9,590	9,671	9,888	44,697	38,731	40,332
Income tax expense	1,123	1,153	750	157	941	954	837	1,091	3,183	3,823	1,668
Net income	$ 5,183	$ 4,960	$ 3,282	$ 868	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 14,293	$ 16,114	$ 10,714
Net income per share
Basic earnings per share (in dollars per share)	$ 0.80	$ 0.77	$ 0.50	$ 0.13	$ 0.62	$ 0.59	$ 0.54	$ 0.72	$ 2.20	$ 2.47	$ 1.64
Diluted earnings per share (in dollars per share)	$ 0.80	$ 0.77	$ 0.50	$ 0.13	$ 0.62	$ 0.59	$ 0.54	$ 0.72	$ 2.20	$ 2.47	$ 1.64